Restricted assets (Table)	12 Months Ended
Dec. 31, 2020
Restricted Availability Assets [Abstract]
Summary of Restricted Asset

	December 31, 2020	December 31, 2019
Argentine Treasury Bonds adjusted by CER in pesos maturing in 2023	28,202	—
Treasury Bonds adjusted by CER in pesos maturing in 2024	64,500	—
Argentine Treasury Bonds adjusted by CER in pesos maturing in 2021	—	112,737
Treasury Bills in pesos maturing on July 31, 2020	—	147,032

	92,702	259,769